Other receivables and current assets	12 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other receivables and current assets

Note 6 – Other receivables and current assets

Other receivables and current assets consist of the following:

	As of June 30,
	2026	2025
Deposits	$10,762,364	$8,220,641
Prepayments and other deposits	5,699,127	6,730,423
Other receivables	9,579,098	11,903,976
Total	$26,040,589	$26,855,040

Deposits consist of a cargo deposit paid to a third-party supplier for an upgrade of payment terms and credit limit, and deposits paid to third-party contingent suppliers for the supply of fuel oil. The deposits paid to suppliers are pledged for the purpose of obtaining purchase credit limits and are refundable to the Company only in the event that the credit limit is terminated, or are offset against any outstanding amounts due to the suppliers.

Prepayments and other deposits consist of advance payments related to marketing and business development activities. In addition, a payment of $2,500,000 was made to a vessel broker to assist in identifying a target vessel. The deposit is refundable if the broker is unable to locate a suitable vessel.

Other receivables consist of advance payments to suppliers for the purchase of cargo oil.